UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Special Value Trust

4/30/08

MFV-SEM

MFS® Special Value Trust

New York Stock Exchange Symbol:  MFV

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings (i)
NRG Energy Inc., 7.375, 2016	1.5%
Asset Securitization Corp., 9.12%, 2029	1.4%
Mirant Americas Generation, 8.5%, 2021	1.3%
Univision Communications, Inc., 9.75%, 2012	1.3%
LBI Media Holdings, Inc. 0% to 2008, 11% to 2013	1.3%
Allison Transmission, Inc., 11%, 2015	1.3%
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1.2%
HCA, Inc., 9.25%, 2016	1.2%
Masco Corp.	1.2%
CCH II Holdings LLC, 10.25%, 2010	1.2%

Credit quality of bonds (r)
AAA	5.9%
AA	1.3%
A	0.2%
BB	9.7%
B	51.0%
CCC	27.8%
D	0.2%
Not Rated	3.9%

Portfolio facts
Average Duration (d)(i)	4.2
Average Life (i)(m)	7.1 yrs
Average Maturity (i)(m)	8.5 yrs
Average Credit Quality of Rated Securities (long-term) (a)	B
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 04/30/08.

Percentages are based on net assets as of 04/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the Trust since 2002.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the Trust since 2006.

Note to Shareholders: Effective November 28, 2007, Kenneth Enright was no longer a portfolio manager of the Trust.

PERFORMANCE SUMMARY THROUGH 4/30/08

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

Price Summary Six Months Ended 4/30/08
	Date		Price
Net Asset Value	4/30/08		$8.08
	10/31/07		$9.08
New York Stock Exchange Price	4/30/08		$7.29
	11/06/07	(high) (t)	$8.70
	3/19/08	(low) (t)	$6.70
	10/31/07		$8.44

Total Returns vs Benchmarks

Six Months Ended 4/30/08

New York Stock Exchange Price (r)	(8.70)%
Net Asset Value (r)	(5.94)%
JPMorgan Emerging Markets Bond Index Global (f)	1.90%

Lehman Brothers U.S. High-Yield Corporate Bond Index (f)	(0.74)%

Russell 1000 Value Index (f)	(9.83)%

Special Value Trust Blended Index (f)(x)	(3.79)%

(f)	FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period November 1, 2007 through April 30, 2008.

(x)	Special Value Trust Blended Index is at point in time and allocations during the period can change. As of April 30, 2008 the blended index was comprised of 57.50% Lehman Brothers U.S. High-Yield Corporate Bond Index, 7.50% JPMorgan Emerging Market Bond Index Global and 35% Russell 1000 Value Index.

Benchmark Definitions

JPMorgan Emerging Markets Bond Index Global (EMBI Global) – measures the performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. High-Yield Corporate Bond Index – a market capitalization-weighted index that measures the performance of non-investment

Performance Summary – continued

grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Russell 1000 Value Index – constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on the fund’s average daily net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments. MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and foreign issuers, debt instruments of issuers located in emerging market countries, and equity securities. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 10% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations.

A copy of the fund’s prospectus is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows you to reinvest either all of the distributions paid by the Fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the Fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078 Please have available the name of the Fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.

Dividend Reinvestment and Cash Purchase Plan – continued

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 79.2%
Issuer	Shares/Par	Value ($)

Aerospace - 1.5%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$375,000	$395,625
Vought Aircraft Industries, Inc., 8%, 2011	440,000	418,000

		$813,625
Airlines - 0.4%
Continental Airlines, Inc., 6.795%, 2018	$269,265	$242,338

Apparel Manufacturers - 0.1%
Propex Fabrics, Inc., 10%, 2012 (d)	$395,000	$35,550

Asset Backed & Securitized - 6.0%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$202,500
Asset Securitization Corp., FRN, 9.12%, 2029 (z)	700,000	777,000
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	79,804	72,722
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	332,318	305,178
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017	77,897	72,354
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	72,952	65,898
Falcon Franchise Loan LLC, FRN, 3.844%, 2025 (i)(z)	508,403	53,286
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	230,909	210,774
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	117,962	106,995
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	157,602	142,848
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	95,000	69,793
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	95,000	68,892
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	249,789	224,279
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	64,000	59,227
Morgan Stanley Capital I, Inc., FRN, 1.37%, 2039 (i)(n)	697,506	22,260
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)	225,000	140,625
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)	300,000	219,000
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)	187,000	69,424
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047	249,410	227,212
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051	251,812	235,007

		$3,345,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 3.1%
Allison Transmission, Inc., 11%, 2015 (n)	$670,000	$658,275
Ford Motor Credit Co. LLC, 9.75%, 2010	186,000	180,699
Ford Motor Credit Co. LLC, 8.625%, 2010	125,000	118,918
Ford Motor Credit Co. LLC, 8%, 2016	340,000	297,567
Ford Motor Credit Co. LLC, FRN, 4.283%, 2010	160,000	144,682
General Motors Acceptance Corp., 8.375%, 2033	436,000	331,905

		$1,732,046
Broadcasting - 6.6%
Allbritton Communications Co., 7.75%, 2012	$309,000	$312,476
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	165,000	134,063
CanWest MediaWorks LP, 9.25%, 2015 (n)	130,000	118,625
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	360,000	355,050
Intelsat Jackson Holdings Ltd., 11.25%, 2016	245,000	248,369
Intelsat Ltd., 0% to 2010, 9.25% to 2015	180,000	153,900
ION Media Networks, Inc., FRN, 8.963%, 2013 (n)	250,000	150,000
Lamar Media Corp., 6.625%, 2015	205,000	193,213
Lamar Media Corp., “C”, 6.625%, 2015	130,000	122,525
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	875,000	708,750
LBI Media, Inc., 8.5%, 2017 (n)	130,000	107,900
LIN TV Corp., 6.5%, 2013	90,000	86,625
Local TV Finance LLC, 9.25%, 2015 (n)(p)	210,000	168,000
Nexstar Broadcasting Group, Inc., 7%, 2014	150,000	127,875
Univision Communications, Inc., 9.75%, 2015 (n)(p)	985,000	709,200

		$3,696,571
Brokerage & Asset Managers - 1.0%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$580,000	$558,250

Building - 1.7%
Associated Materials, Inc., 9.75%, 2012	$75,000	$74,625
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	290,000	207,350
Building Materials Corp. of America, 7.75%, 2014	195,000	145,275
Nortek Holdings, Inc., 8.5%, 2014	330,000	241,725
Ply Gem Industries, Inc., 9%, 2012	340,000	260,100

		$929,075
Business Services - 0.9%
SunGard Data Systems, Inc., 10.25%, 2015	$480,000	$510,000

Cable TV - 3.6%
CCH I Holdings LLC, 11%, 2015	$363,000	$282,233
CCH II Holdings LLC, 10.25%, 2010	660,000	635,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC, 8.75%, 2013	$655,000	$602,600
Mediacom LLC, 9.5%, 2013	305,000	296,613
NTL Cable PLC, 9.125%, 2016	173,000	166,945
Videotron LTEE, 6.875%, 2014	45,000	43,875

		$2,027,516
Chemicals - 3.6%
Innophos, Inc., 8.875%, 2014	$595,000	$592,025
Koppers Holdings, Inc., 9.875%, 2013	150,000	159,000
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	478,625
Momentive Performance Materials, Inc., 11.5%, 2016	495,000	434,363
Nalco Co., 8.875%, 2013	320,000	336,800

		$2,000,813
Computer Software - 0.8%
First Data Corp., 9.875%, 2015 (n)	$500,000	$455,000

Consumer Goods & Services - 1.2%
American Achievement Corp., 8.25%, 2012	$80,000	$70,400
GEO Group, Inc., 8.25%, 2013	210,000	216,825
KAR Holdings, Inc., 10%, 2015	270,000	256,500
Vitro S.A. de C.V., 8.625%, 2012	4,000	3,720
Vitro S.A.B. de C.V., 9.125%, 2017	121,000	103,879

		$651,324
Containers - 0.8%
Crown Americas LLC, 7.625%, 2013	$125,000	$130,000
Graham Packaging Co. LP, 9.875%, 2014	305,000	286,700
Owens-Brockway Glass Container, Inc., 8.25%, 2013	30,000	31,200

		$447,900
Electronics - 1.1%
Avago Technologies Finance, 11.875%, 2015	$335,000	$360,125
Spansion LLC, 11.25%, 2016 (n)	380,000	243,200

		$603,325
Emerging Market Quasi-Sovereign - 0.1%
OAO Gazprom, 9.625%, 2013	$60,000	$68,100

Emerging Market Sovereign - 0.6%
Republic of Argentina, 7%, 2017	$234,000	$160,992
Republic of Ecuador, 10%, 2030	134,000	135,005
Republic of Panama, 6.7%, 2036	28,000	29,050

		$325,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 4.2%
Chaparral Energy, Inc., 8.875%, 2017	$170,000	$155,550
Chesapeake Energy Corp., 6.375%, 2015	180,000	177,300
Hilcorp Energy I LP, 7.75%, 2015 (n)	320,000	315,200
Hilcorp Energy I LP, 9%, 2016 (n)	90,000	93,825
Mariner Energy, Inc., 8%, 2017	290,000	284,925
Opti Canada, Inc., 8.25%, 2014	375,000	387,188
Plains Exploration & Production Co., 7%, 2017	330,000	325,050
Quicksilver Resources, Inc., 7.125%, 2016	250,000	247,500
Sandridge Energy, Inc., 8.625%, 2015 (n)(p)	327,000	327,818

		$2,314,356
Entertainment - 0.7%
Marquee Holdings, Inc., 0% to 2009, 12% to 2014	$535,000	$417,300

Financial Institutions - 0.8%
General Motors Acceptance Corp., 6.875%, 2011	$529,000	$440,828
Residential Capital LLC, 8.5%, 2012	24,000	12,240

		$453,068
Food & Beverages - 0.8%
ARAMARK Corp., 8.5%, 2015	$340,000	$354,450
Dean Foods Co., 7%, 2016	100,000	93,500

		$447,950
Forest & Paper Products - 2.2%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)	$25,000	$26,250
Abitibi-Consolidated, Inc., 7.4%, 2018	130,000	48,750
Catalyst Paper Corp., 8.625%, 2011	65,000	55,738
Georgia-Pacific Corp., 7.125%, 2017 (z)	135,000	133,650
Georgia-Pacific Corp., 8%, 2024	75,000	71,438
Graphic Packaging International Corp., 9.5%, 2013	125,000	124,375
JSG Funding PLC, 7.75%, 2015	30,000	27,225
Millar Western Forest Products Ltd., 7.75%, 2013	470,000	314,900
NewPage Holding Corp., 10%, 2012 (n)	150,000	160,125
NewPage Holding Corp., 12%, 2013	250,000	265,000

		$1,227,451
Gaming & Lodging - 6.8%
Firekeepers Development Authority, 13.875%, 2015 (z)	$340,000	$345,100
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)	445,000	319,288
Harrah’s Operating Co., Inc., 5.375%, 2013	150,000	93,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)	425,000	365,500
Harrah’s Operating Co., Inc., 5.75%, 2017	485,000	273,419
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)	275,000	218,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Isle of Capri Casinos, Inc., 7%, 2014		$245,000	$188,650
MGM Mirage, 7.5%, 2016		380,000	343,900
MTR Gaming Group, Inc., 9%, 2012		80,000	63,600
Newland International Properties Corp., 9.5%, 2014 (n)		156,000	138,840
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		375,000	310,313
Station Casinos, Inc., 6%, 2012		45,000	37,969
Station Casinos, Inc., 6.5%, 2014		480,000	314,400
Station Casinos, Inc., 6.875%, 2016		565,000	363,013
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		660,000	424,050

			$3,799,667
General Merchandise - 0.2%
Buhrmann U.S., Inc., 7.875%, 2015		$125,000	$119,688

Industrial - 1.7%
Blount, Inc., 8.875%, 2012		$145,000	$145,725
JohnsonDiversey Holdings, Inc., 10.67% to 2013		325,000	323,375
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	106,202
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$390,000	393,900

			$969,202
Insurance - Property & Casualty - 0.5%
USI Holdings Corp., 9.75%, 2015 (n)		$370,000	$292,300

Medical & Health Technology & Services - 7.5%
Accellent, Inc., 10.5%, 2013		$340,000	$290,700
Community Health Systems, Inc., 8.875%, 2015		350,000	364,000
DaVita, Inc., 7.25%, 2015		275,000	275,688
HCA, Inc., 9%, 2014		320,000	315,944
HCA, Inc., 6.375%, 2015		370,000	329,300
HCA, Inc., 9.25%, 2016		620,000	666,500
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		190,000	203,775
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		510,000	541,875
Psychiatric Solutions, Inc., 7.75%, 2015		210,000	214,725
Surgical Care Affiliates, Inc., 10%, 2017 (n)		185,000	127,650
U.S. Oncology, Inc., 10.75%, 2014		350,000	353,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)		130,000	132,600
Universal Hospital Services, Inc., FRN, 8.287%, 2015		35,000	33,075
VWR Funding, Inc., 10.25%, 2015 (p)		315,000	303,188

			$4,152,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 2.9%
FMG Finance Ltd., 10.625%, 2016 (n)	$460,000	$523,250
Foundation PA Coal Co., 7.25%, 2014	65,000	66,788
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	370,000	408,850
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015	345,000	348,450
PNA Group, Inc., 10.75%, 2016	275,000	254,375

		$1,601,713
Municipals - 1.3%
New York City, NY, Municipal Water Finance Authority Revenue, “AA”, 4.5%, 2037	$515,000	$490,877
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	255,000	240,858

		$731,735
Natural Gas - Distribution - 0.4%
Inergy LP, 6.875%, 2014	$215,000	$209,356

Natural Gas - Pipeline - 0.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$110,000	$114,125

Network & Telecom - 2.0%
Cincinnati Bell, Inc., 8.375%, 2014	$360,000	$358,200
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	105,000	107,363
Qwest Capital Funding, Inc., 7.25%, 2011	515,000	504,700
Qwest Corp., 8.875%, 2012	115,000	121,325

		$1,091,588
Oil Services - 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$165,000	$161,700

Oils - 0.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$250,000	$165,000

Other Banks & Diversified Financials - 0.2%
CenterCredit International B.V., 8.625%, 2014	$100,000	$88,250

Printing & Publishing - 4.1%
American Media Operations, Inc., 10.25%, 2009	$13,417	$10,012
American Media Operations, Inc., “B”, 10.25%, 2009	369,000	275,366
Dex Media West LLC, 9.875%, 2013	249,000	234,683
Dex Media, Inc., 0% to 2008, 9% to 2013	310,000	233,275
Dex Media, Inc., 0% to 2008, 9% to 2013	210,000	158,025
Idearc, Inc., 8%, 2016	856,000	556,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Printing & Publishing - continued
Morris Publishing, 7%, 2013		$75,000	$46,125
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	115,000	115,567
Nielsen Finance LLC, 10%, 2014		$125,000	130,000
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		305,000	219,600
Quebecor World, Inc., 6.125%, 2013 (d)		175,000	73,063
R.H. Donnelley Corp., 8.875%, 2016		345,000	224,250

			$2,276,366
Retailers - 0.8%
Couche-Tard, Inc., 7.5%, 2013		$125,000	$125,625
Eye Care Centers of America, Inc., 10.75%, 2015		145,000	149,169
Sally Holdings LLC, 10.5%, 2016		150,000	149,250

			$424,044
Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$215,000	$194,038

Steel - 0.3%
Evraz Group S.A., 8.875%, 2013 (z)		$145,000	$146,813

Telecommunications - Wireless - 1.6%
Alltel Corp., 7%, 2012		$377,000	$320,450
MetroPCS Wireless, Inc., 9.25%, 2014		265,000	260,363
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		300,000	323,250

			$904,063
Transportation - 0.4%
Autopistas del Sol S.A., 11.5%, 2017 (n)		$166,000	$124,085
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)		132,000	106,920

			$231,005
Transportation - Services - 0.6%
Eurocar Groupe S.A., FRN, 7.84%, 2013 (z)	EUR	140,000	$183,938
Hertz Corp., 8.875%, 2014		$165,000	166,238

			$350,176
Utilities - Electric Power - 5.0%
Dynegy Holdings, Inc., 7.5%, 2015		$265,000	$263,675
Mirant Americas Generation LLC, 8.5%, 2021		750,000	735,000
NGC Corp. Capital Trust, 8.316%, 2027		275,000	255,063
NRG Energy, Inc., 7.375%, 2016		775,000	798,250
Reliant Energy, Inc., 6.75%, 2014		65,000	67,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	$635,000	$661,988

		$2,781,076
Total Bonds (Identified Cost, $46,158,672)		$44,106,304

Common Stocks - 11.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	11,600	$485,692

Broadcasting - 0.4%
Clear Channel Communications, Inc.	6,100	$183,915
Idearc, Inc. (l)	15,600	51,480

		$235,395
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp. (a)(l)	56,100	$223,278

Cable TV - 1.4%
Cablevision Systems Corp., “A” (a)(l)	11,000	$253,000
Comcast Corp., “A” (l)	23,300	478,815
Time Warner Cable, Inc. (a)	2,300	64,400

		$796,215
Construction - 1.7%
D.R. Horton, Inc. (l)	18,300	$283,467
Masco Corp. (l)	36,400	662,844

		$946,311
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)(l)	1,900	$9,785

Electronics - 0.4%
Intel Corp.	10,800	$240,408

Energy - Independent - 0.2%
Sandridge Energy, Inc. (a)(l)	2,090	$94,426

Energy - Integrated - 0.6%
Chevron Corp.	3,200	$307,680

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp. (l)	2,000	$23,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 0.2%
MGM Mirage (a)(l)	2,200	$112,530

Insurance - 0.5%
Conseco, Inc. (a)(l)	25,700	$299,405

Major Banks - 0.5%
Bank of America Corp. (l)	6,500	$244,010
JPMorgan Chase & Co.	500	23,825

		$267,835
Medical Equipment - 1.0%
Boston Scientific Corp. (a)(l)	38,000	$506,540
Pall Corp.	2,100	73,017

		$579,557
Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	53,266	$0

Real Estate - 0.1%
Host Hotels & Resorts, Inc., REIT (l)	4,000	$68,800

Special Products & Services - 0.3%
Buckeye Technologies, Inc. (a)(l)	20,100	$173,463

Specialty Stores - 0.5%
Sally Beauty Holdings, Inc. (a)(l)	45,600	$276,336

Telephone Services - 0.2%
Adelphia Business Solutions, Inc. (a)(l)	40,000	$0
Windstream Corp. (l)	7,900	92,746

		$92,746
Utilities - Electric Power - 2.0%
Dynegy, Inc. (a)(l)	38,000	$327,560
NRG Energy, Inc. (a)(l)	12,454	547,353
Reliant Energy, Inc. (a)(l)	9,700	249,678

		$1,124,591
Total Common Stocks (Identified Cost, $8,129,551)		$6,357,473

Portfolio of Investments (unaudited) – continued

Floating Rate Loans - 5.8% (g)(r)
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.7%, 2014	$13,358	$12,710
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014	294,636	280,334

		$293,044
Automotive - 1.0%
Ford Motor Co., Term Loan B, 5.8%, 2013	$449,844	$413,013
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	270,476	135,238

		$548,251
Broadcasting - 0.4%
Young Broadcasting, Inc., Term Loan B-1, 2012 (o)	$70,754	$63,148
Young Broadcasting, Inc., Term Loan, 2012 (o)	191,942	171,308

		$234,456
Building - 0.2%
Roofing Supply Group, Inc., Term Loan, 7.7%, 2013	$157,035	$103,643

Computer Software - 0.7%
First Data Corp., Term Loan B-1, 5.62%, 2014	$394,023	$370,135

Energy - Independent - 0.2%
Crimson Exploration, Inc., Second Lien Term Loan, 8.46%, 2012	$111,133	$100,020

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$76,325	$74,417

Gaming & Lodging - 0.8%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (o)	$350,000	$217,000
Harrah’s Entertainment, Inc., Term Loan B-2, 5.91%, 2015	225,000	211,162

		$428,162
Medical & Health Technology & Services - 0.0%
Community Health Systems, Inc., Delayed Draw Term Loan, 2014 (q)	$902	$863
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	17,600	16,842

		$17,705
Printing & Publishing - 0.7%
Idearc, Inc., Term Loan B, 2014 (o)	$24,410	$20,089
Nielsen Finance LLC, Term Loan B, 5.34%, 2013	136,288	128,749
Tribune Co., Term Loan B (Sealed Envelope), 2014 (o)	298,392	220,884

		$369,722

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B, 5.2%, 2013	$246,762	$217,767

Utilities - Electric Power - 0.8%
Calpine Corp., DIP Term Loan, 5.58%, 2009	$213,726	$200,742
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014	276,777	264,712

		$465,454
Total Floating Rate Loans (Identified Cost, $3,330,188)		$3,222,776

Preferred Stocks - 1.0%
Broadcasting - 1.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (Identified Cost, $762,175)(a)(p)	775	$542,500

Short-Term Obligations - 1.3%
Wells Fargo & Co., 2.3%, due 5/01/08, at Amortized Cost and Value (y)	$730,000	$730,000

Collateral for Securities Loaned - 9.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	5,130,968	$5,130,968
Total Investments (Identified Cost, $64,241,554) (k)		$60,090,021

Other Assets, Less Liabilities - (7.9)%		(4,407,723)
Net Assets - 100.0%		$55,682,298

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(e)	The rate shown represents a current effective yield.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $47,871,580 and 79.67% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,586,763, representing 15.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

Portfolio of Investments (unaudited) – continued

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$25,000	$26,250
Anthracite Ltd., CDO, 6%, 2037	5/14/02	366,756	202,500
Asset Securitization Corp., FRN, 9.12%, 2029	1/25/05	618,285	777,000
Eurocar Groupe S.A., FRN, 7.84%, 2013	3/28/08-3/31/08	162,910	183,938
Evraz Group S.A., 8.875%, 2013	4/28/08	147,175	146,813
Falcon Franchise Loan LLC, FRN, 3.844%, 2023	1/29/03	65,724	53,286
Firekeepers Development Authority, 13.875%, 2015	4/22/08	331,400	345,100
Georgia-Pacific Corp., 7.125%, 2017	4/22/08-4/23/08	135,188	133,650
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	236,250	140,625
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04	300,000	219,000
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	187,000	69,424
Total Restricted Securities			$2,297,586
% of Net Assets			4.1%

Forward Foreign Currency Exchange Contracts at 4/30/08

Appreciation and Depreciation in the table below are reported by currency.

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	104,348	5/14/08	$164,473	$163,118	$1,355

Depreciation
SELL	EUR	133,518	5/14/08	$206,935	$208,717	$(1,782)

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 yr (Short)	8	$935,125	Jun-08	$4,852

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/08

Credit Default Swaps

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
6/20/09	USD 200,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(53,012)
6/20/12	USD 200,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	$(71,371)
6/20/12	USD 100,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	$(34,888)
9/20/12	USD 200,000	Goldman Sachs International	3.75% (fixed rate)	(3)	$7,493
					$(151,778)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(3)	Fund to pay notional amount upon a defined credit event by Allied Waste Management, Inc., 7.375%, 4/15/14.

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $4,974,912 of securities on loan (identified cost, $64,241,554)	$60,090,021
Cash	380,777
Restricted cash	16,000
Receivable for forward foreign currency exchange contracts	1,355
Receivable for investments sold	1,235,059
Interest and dividends receivable	1,112,389
Swaps, at value	7,493
Other assets	26,278
Total assets		$62,869,372
Liabilities
Distributions payable	$38,202
Payable for forward foreign currency exchange contracts	1,782
Payable for daily variation margin on open futures contracts	6,250
Payable for investments purchased	1,674,057
Swaps, at value	159,271
Collateral for securities loaned, at value	5,130,968
Payable to affiliates
Management fee	2,991
Transfer agent and dividend disbursing costs	790
Administrative services fee	100
Payable for independent trustees’ compensation	121,215
Accrued expenses and other liabilities	51,448
Total liabilities		$7,187,074
Net assets		$55,682,298
Net assets consist of
Paid-in capital	$67,982,382
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,298,759)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,064,442)
Accumulated distributions in excess of net investment income	(936,883)
Net assets		$55,682,298
Shares of beneficial interest outstanding		6,888,440
Net asset value per share (net assets of $55,682,298/6,888,440 shares of beneficial interest outstanding)		$8.08

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

At 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,189,555
Income on securities loaned	135,891
Dividends	114,237
Total investment income		$2,439,683
Expenses
Management fee	$275,340
Transfer agent and dividend disbursing costs	8,008
Administrative services fee	9,160
Stock exchange fee	11,946
Custodian fee	15,115
Shareholder communications	22,279
Auditing fees	29,411
Legal fees	1,849
Miscellaneous	6,356
Total expenses		$379,464
Fees paid indirectly	(939)
Reduction of expenses by investment adviser	(135)
Net expenses		$378,390
Net investment income		$2,061,293
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(6,333,864)
Swap transactions	19,931
Foreign currency transactions	(11,803)
Net realized gain (loss) on investments and foreign currency transactions		$(6,325,736)
Change in unrealized appreciation (depreciation)
Investments	$366,595
Futures contracts	4,852
Swap transactions	(85,156)
Translation of assets and liabilities in foreign currencies	(278)
Net unrealized gain (loss) on investments and foreign currency translation		$286,013
Net realized and unrealized gain (loss) on investments and foreign currency		$(6,039,723)
Change in net assets from operations		$(3,978,430)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08 (unaudited)	Year ended 10/31/07
Change in net assets
From operations
Net investment income	$2,061,293	$3,767,647
Net realized gain (loss) on investments and foreign currency transactions	(6,325,736)	5,755,319
Net unrealized gain (loss) on investments and foreign currency translation	286,013	(5,961,764)
Change in net assets from operations	$(3,978,430)	$3,561,202
Distributions declared to shareholders
From net investment income	$(2,896,839)	$(6,089,196)
From net realized gain on investments	$—	$(546,024)
Total distributions declared to shareholders	$(2,896,839)	$(6,635,220)
Change in net assets from fund share transactions	$—	$587,170
Total change in net assets	$(6,875,269)	$(2,486,848)
Net assets
At beginning of period	62,557,567	65,044,415
At end of period (including accumulated distributions in excess of net investment income of $936,883 and $101,337, respectively)	$55,682,298	$62,557,567

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08		Years ended 10/31
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$9.08		$9.52	$9.66	$10.12	$9.80	$7.50
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.55	$0.56	$0.60	$0.59	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)		(0.02)	0.26	(0.04)	0.74	2.56
Total from investment operations	$(0.58)		$0.53	$0.82	$0.56	$1.33	$3.15
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.89)	$(0.59)	$(0.72)	$(0.58)	$(0.57)
From net realized gain on investments	—		(0.08)	—	—	—	(0.28)
From paid-in capital	—		—	(0.37)	(0.30)	(0.43)	—
Total distributions declared to shareholders	$(0.42)		$(0.97)	$(0.96)	$(1.02)	$(1.01)	$(0.85)
Net asset value, end of period	$8.08		$9.08	$9.52	$9.66	$10.12	$9.80
Per share market value, end of period	$7.29		$8.44	$10.91	$10.85	$11.60	$10.40
Total return at market value (%)	(8.70	)(n)	(14.74)	10.88	2.77	22.56 (b)	58.07
Total return at net asset value (%)	(5.94	)(n)	5.11	8.66	4.89	13.47	44.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.27	1.37	1.37	1.28	1.34
Expenses after expense reductions (f)	1.35	(a)	1.27	1.37	1.37	1.28	N/A
Net investment income	7.33	(a)	5.70	5.82	5.95	5.82	6.75
Portfolio turnover	57		76	72	47	72	94
Net assets at end of period (000 Omitted)	$55,682		$62,558	$65,044	$65,478	$67,939	$65,195

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded.

Notes to Financial Statements (unaudited) – continued

Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts, forward foreign currency exchange contracts and swap agreements.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities,

Notes to Financial Statements (unaudited) – continued

may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2008, the portfolio had unfunded loan commitments of $902, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average daily net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, may be recharacterized as ordinary income. No such designation had been made for the six months ended April 30, 2008. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions, and deferred trustee compensation.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains) (a)	$6,089,196
Long-term capital gain	546,024
Total distributions	$6,635,220

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2007 is $2,144,189 in excess of investment company taxable income.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$65,012,645
Gross appreciation	$1,073,783
Gross depreciation	(5,996,407)
Net unrealized appreciation (depreciation)	$(4,922,624)

As of 10/31/07
Other temporary differences	$(164,867)
Net unrealized appreciation (depreciation)	$(5,259,948)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.98% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2008, these fees paid to MFSC amounted to $2,359. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2008, these costs amounted to $699.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0326% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,040. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $9,528. Both amounts are included in miscellaneous expense for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $106,541 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $9,502 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the

Notes to Financial Statements (unaudited) – continued

fund to Tarantino LLC was $242 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $135, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $31,784,621 and $31,152,942, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2008, the fund did not repurchase any shares. There were no transactions in fund shares for the six months ended April 30, 2008.

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	58,252	$587,170

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $139 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Special Value Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Special Value Trust (the fund), including the portfolio of investments, as of April 30, 2008, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2008. These interim financial statements are the responsibility of the fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2007, and financial highlights for each of the five years in the period ended October 31, 2007, and in our report dated December 14, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of April 30, 2008, our records indicate that there are 396 registered shareholders and approximately 4,498 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Effective November 28, 2007, Kenneth Enright was no longer a portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/1/07 – 11/30/07	0	N/A	0	685,222
12/1/07 – 12/31/07	0	N/A	0	685,222
1/1/08 – 1/31/08	0	N/A	0	685,222
2/1/08 – 2/28/08	0	N/A	0	685,222
3/1/08 – 3/31/08	0	N/A	0	688,844
4/1/08 – 4/30/08	0	N/A	0	688,844
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 688,844.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2008

*	Print name and title of each signing officer under his or her signature.